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                                ROPES & GRAY LLP
                                ONE METRO CENTER
                              700 12TH STREET, N.W.
                                    SUITE 900
                              WASHINGTON, DC 20005

                   WRITER'S DIRECT DIAL NUMBER: (202) 508-4622

                                  May 19, 2006

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         Re:   BB&T Funds (File Nos. 33-49098 and 811-06719):
               Statement on Form N-14 (Registration No. 333-      )
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Dear Sir or Madam:

         On behalf of BB&T Funds, a registered open-end management investment company, and pursuant to Rule 488 under the Securities Act of 1933, as amended (the "1933 Act"), accompanying this letter for filing is a conformed copy of a Registration Statement on Form N-14 (the "Registration Statement").

         The Prospectus/Proxy Statement contained in the Registration Statement will be furnished in connection with a special meeting of shareholders of the Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Sterling Fund"), to be held on August 9, 2006, at which time the shareholders of the Sterling Fund will be asked to vote on the proposed reorganization with and into the Sterling Capital Small Cap Value Fund, a series of the BB&T Funds (the "BB&T Fund).

         The proposed combination will be followed by the dissolution of the Sterling Fund and the distribution in liquidation of shares of the BB&T Fund. Included in the Registration Statement is the form of proxy for the August 9, 2006 meeting of shareholders of the Sterling Fund.

         No registration fee is being paid at the time of this filing because BB&T Funds has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of its shares.

         The Registration Statement is proposed to become effective thirty days after filing (June 19, 2006), pursuant to Rule 488 under the Securities Act of 1933.

         Please call me at 202-508-4622 or Alyssa Albertelli at 202-508-4667 if you have any questions regarding this filing.



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Filing Desk
Securities and Exchange Commission
May 19, 2006
Page 2


         Ropes & Gray has acted as counsel to BB&T Funds in connection with the preparation of this Registration Statement.


                                             Sincerely,

                                             /s/ Alexandra Oprescu
                                             ---------------------
                                             Alexandra Oprescu